Financial Instruments (Details) - Schedule of maturity of financial assets $ in Thousands	Dec. 31, 2021 CAD ($)
2022 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	$ 1,576,797
2023 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	6,014
2024 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	2,936
2025 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,420
2026 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,333
Thereafter [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	3,607
Carrying amount [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,592,107
Cash and Cash Equivalents [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,449,589
Cash and Cash Equivalents [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Cash and Cash Equivalents [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,449,589
Trade and other receivables, excluding deferred receivables [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	117,144
Trade and other receivables, excluding deferred receivables [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Trade and other receivables, excluding deferred receivables [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	117,144
Deferred receivables [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	5,554
Deferred receivables [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	4,173
Deferred receivables [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	2,936
Deferred receivables [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,420
Deferred receivables [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,333
Deferred receivables [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	2,834
Deferred receivables [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	18,250
Due from Telesat Corporation [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	3,649
Due from Telesat Corporation [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Due from Telesat Corporation [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Due from Telesat Corporation [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Due from Telesat Corporation [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Due from Telesat Corporation [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Due from Telesat Corporation [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	3,649
Other financial assets [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	861
Other financial assets [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	1,841
Other financial assets [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Other financial assets [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Other financial assets [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets
Other financial assets [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	773
Other financial assets [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of maturity of financial assets [Line Items]
Total contractual maturities of financial assets	$ 3,475